Risk management - Structural Market Risk - Structural VaR (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diversification effect
Main market risk metric
Value at risk		€ (11.5)	€ (7.6)	€ (9.6)
Exchange rate risk
Main market risk metric
Value at risk		6.2	3.3	4.8
Equity price risk
Main market risk metric
Value at risk		2.8	1.9	1.4
Minimum | Diversification effect
Main market risk metric
Value at risk		(3.3)
Minimum | Exchange rate risk
Main market risk metric
Value at risk		1.6
Minimum | Equity price risk
Main market risk metric
Value at risk		0.8
Weighted average
Main market risk metric
Value at risk		9.7
Weighted average | Diversification effect
Main market risk metric
Value at risk		(9.3)	(8.0)	(10.3)
Weighted average | Exchange rate risk
Main market risk metric
Value at risk		3.9	6.6	6.9
Weighted average | Equity price risk
Main market risk metric
Value at risk		2.4	3.0	1.9
Maximum | Diversification effect
Main market risk metric
Value at risk		(18.7)
Maximum | Exchange rate risk
Main market risk metric
Value at risk		11.4
Maximum | Equity price risk
Main market risk metric
Value at risk		€ 6.3
Banking Book | Structural risks
Main market risk metric
VaR percentage		99.00%
Time horizon		1 day
Value at risk		€ 556.8	815.7	922.1
Banking Book | Diversification effect
Main market risk metric
Value at risk		(267.7)	(376.8)	(316.6)
Banking Book | Interest rate; credit spread
Main market risk metric
VaR percentage	99.00%
Time horizon	1 day
Value at risk		319.5	459.6	327.2
Banking Book | Exchange rate risk
Main market risk metric
Value at risk		324.9	471.2	588.5
Banking Book | Equity price risk
Main market risk metric
Value at risk		180.1	261.6	323.0
Banking Book | Minimum | Structural risks
Main market risk metric
Value at risk		485.0
Banking Book | Minimum | Diversification effect
Main market risk metric
Value at risk		(319.7)
Banking Book | Minimum | Interest rate; credit spread
Main market risk metric
Value at risk		301.3
Banking Book | Minimum | Exchange rate risk
Main market risk metric
Value at risk		323.3
Banking Book | Minimum | Equity price risk
Main market risk metric
Value at risk		180.1
Banking Book | Weighted average | Structural risks
Main market risk metric
Value at risk		568.5	878.0	869.3
Banking Book | Weighted average | Diversification effect
Main market risk metric
Value at risk		(325.0)	(337.3)	(323.4)
Banking Book | Weighted average | Interest rate; credit spread
Main market risk metric
Value at risk	€ 352.5	337.1	373.9	340.6
Banking Book | Weighted average | Exchange rate risk
Main market risk metric
Value at risk		338.9	546.9	603.4
Banking Book | Weighted average | Equity price risk
Main market risk metric
Value at risk		217.6	€ 294.5	€ 248.7
Banking Book | Maximum | Structural risks
Main market risk metric
Value at risk		799.4
Banking Book | Maximum | Diversification effect
Main market risk metric
Value at risk		(355.4)
Banking Book | Maximum | Interest rate; credit spread
Main market risk metric
Value at risk		482.5
Banking Book | Maximum | Exchange rate risk
Main market risk metric
Value at risk		386.2
Banking Book | Maximum | Equity price risk
Main market risk metric
Value at risk		€ 286.1